Revenue Recognition - Summary of Operating Revenue by Source of Revenue Stream (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating revenue	$ 79,869	$ 73,586	$ 161,126	$ 149,689
Operating revenue	82,465	73,586	163,722	149,689
Time Charters [Member]
Time charters	43,146	37,735	93,841	78,357
Voyage Charters [Member]
Voyage charters	36,723	35,851	67,285	71,332
Voyage Charters [Member] | Luna Pool Agency Limited [Member]
Voyage charters	$ 2,596		$ 2,596